Intangible assets, net - Schedule of future amortization expense (Details)	Dec. 31, 2022 CNY (¥)
Future amortization expenses
2023	¥ 61,875,926
2024	17,571,505
2025	5,678,820
2026	4,485,262
2027 and thereafter	9,123,174
Total	¥ 98,734,687